INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Work in process	$ 72
Finished products	104	112
Inventory, net	$ 176	$ 112